Financial assets at amortized cost - Summary of Receivables From Financial Leases (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	$ 67,011,381	$ 62,810,419
Present value of minimum lease collections	39,907,599	33,770,950
Principal
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of minimum lease collections	39,278,749	32,873,483
Interest accrued
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of minimum lease collections	628,850	897,467
Up to 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	24,400,505	19,805,453
Present value of minimum lease collections	12,534,311	7,866,476
From 1 to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	21,629,220	19,067,894
Present value of minimum lease collections	12,605,631	9,849,363
From 2 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	13,023,582	13,841,241
Present value of minimum lease collections	8,813,054	8,634,469
From 3 to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	5,622,697	5,227,889
Present value of minimum lease collections	4,111,069	3,481,924
From 4 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	2,313,275	3,498,616
Present value of minimum lease collections	1,827,785	2,921,416
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	22,102	1,369,326
Present value of minimum lease collections	$ 15,749	$ 1,017,302